Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2021
4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Disclosure of detailed information about labor costs [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019

Wages, salaries and social security costs	1,170,562	1,036,211	1,274,474
Severance indemnities	28,625	142,458	24,637
Defined contribution plans	12,608	12,442	12,663
Pension benefits - defined benefit plans	13,353	11,097	18,207
Employee retention and long-term incentive program	25,337	(413)	22,134
	1,250,485	1,201,795	1,352,115

Disclosure of information about employees [text block]
Country	2021	2020	2019
Mexico	5,474	4,501	5,370
Argentina	5,169	4,376	5,405
USA	2,684	1,596	2,255
Italy	2,011	2,039	2,144
Brazil	1,817	1,360	1,360
Romania	1,725	1,552	1,815
Colombia	1,009	746	1,040
Canada	758	561	772
Indonesia	506	521	616
Japan	379	399	400
Other	1,244	1,377	2,023
	22,776	19,028	23,200